Interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Loans and advances, customers	€ 70,830	€ 74,900	€ 67,879
Debt instruments	15,890	15,431	13,955
Loans and advances, central banks and credit institutions	7,599	8,195	7,229
Other interest	7,391	10,486	12,679
Total interest income	€ 101,710	€ 109,012	€ 101,742